Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		¥ 19,215	$ 2,712	¥ 11,693	¥ 10,082
Carrying amount of the investment		273,991		222,812		$ 38,671
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		28,484	4,020	17,612	17,755
Carrying amount of the investment		176,082		155,681		24,852
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		594	84	(6,882)	(8,487)
Carrying amount of the investment		59,931		59,632		8,459
Eberspaecher Yuchai Exhaust Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		(9,366)	(1,322)
Carrying amount of the investment	[1]	31,794				4,487
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax		(497)	$ (70)	963	¥ 814
Carrying amount of the investment		¥ 6,184		¥ 7,499		$ 873

[1]	Eberspaecher Yuchai was incorporated on December 5, 2018. In ___ 2019 & December 2019, the Group injected RMB 17.6 million (US$2.5 million) and RMB 23.5 million (US$3.3 million) respectively into Eberspaecher Yuchai as payment of its investment.